UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Focused Growth Opportunities Fund

Class A EAFGX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing/publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ Not owning electric car maker Tesla Inc. ― an Index component ― hurt returns as its stock rose over optimism about the potential launch of autonomous vehicles

↓ An overweight position in semiconductor fabrication equipment maker Lam Research Corp. lost value over concerns about declining capital spending by its clients

↓ Among sectors, stock selections and overweight exposures to the industrials and health care sectors, and stock selections in the financials sector hurt returns

↑ An overweight position in NVIDIA Corp. ― a major microchip supplier for AI applications ― helped relative returns as its stock price soared during the period

↑ An out-of-Index position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in video streaming giant Netflix Inc. rose in value as it increased ad revenue, grew its subscriber base, and raised subscription rates

↑ Among sectors, stock selections in consumer staples, as well as stock selections and an overweight exposure to the communication services sector, helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
2/15	$10,000	$10,000	$10,000
3/15	$9,427	$9,842	$9,886
4/15	$9,321	$9,936	$9,936
5/15	$9,532	$10,064	$10,076
6/15	$9,418	$9,869	$9,898
7/15	$9,659	$10,076	$10,234
8/15	$9,021	$9,468	$9,612
9/15	$8,727	$9,234	$9,375
10/15	$9,382	$10,013	$10,182
11/15	$9,533	$10,042	$10,210
12/15	$9,484	$9,884	$10,060
1/16	$8,739	$9,394	$9,499
2/16	$8,564	$9,381	$9,495
3/16	$9,160	$10,017	$10,135
4/16	$9,202	$10,056	$10,043
5/16	$9,448	$10,237	$10,238
6/16	$9,298	$10,263	$10,197
7/16	$9,863	$10,642	$10,679
8/16	$9,863	$10,657	$10,626
9/16	$9,930	$10,659	$10,665
10/16	$9,719	$10,464	$10,414
11/16	$9,797	$10,852	$10,641
12/16	$9,797	$11,066	$10,772
1/17	$10,242	$11,276	$11,135
2/17	$10,585	$11,724	$11,598
3/17	$10,567	$11,738	$11,732
4/17	$10,850	$11,858	$12,000
5/17	$11,138	$12,025	$12,312
6/17	$11,144	$12,100	$12,280
7/17	$11,317	$12,349	$12,606
8/17	$11,371	$12,387	$12,837
9/17	$11,474	$12,642	$13,004
10/17	$11,666	$12,937	$13,508
11/17	$12,063	$13,334	$13,919
12/17	$12,262	$13,482	$14,027
1/18	$13,260	$14,254	$15,020
2/18	$13,020	$13,729	$14,627
3/18	$12,599	$13,380	$14,226
4/18	$12,791	$13,431	$14,275
5/18	$13,387	$13,755	$14,901
6/18	$13,489	$13,839	$15,044
7/18	$13,868	$14,354	$15,486
8/18	$14,415	$14,822	$16,333
9/18	$14,650	$14,906	$16,424
10/18	$13,334	$13,888	$14,955
11/18	$13,371	$14,171	$15,114
12/18	$12,338	$12,891	$13,815
1/19	$13,655	$13,924	$15,056
2/19	$14,169	$14,371	$15,595
3/19	$14,419	$14,650	$16,039
4/19	$14,999	$15,244	$16,764
5/19	$13,582	$14,275	$15,705
6/19	$14,643	$15,281	$16,783
7/19	$14,952	$15,501	$17,162
8/19	$14,531	$15,255	$17,031
9/19	$14,319	$15,540	$17,033
10/19	$14,824	$15,877	$17,513
11/19	$15,568	$16,453	$18,290
12/19	$15,971	$16,950	$18,842
1/20	$16,172	$16,943	$19,263
2/20	$15,068	$15,549	$17,951
3/20	$13,423	$13,628	$16,185
4/20	$15,540	$15,375	$18,580
5/20	$16,790	$16,107	$19,828
6/20	$17,589	$16,428	$20,691
7/20	$18,728	$17,354	$22,283
8/20	$20,548	$18,601	$24,582
9/20	$19,644	$17,895	$23,426
10/20	$19,196	$17,419	$22,630
11/20	$22,028	$19,326	$24,947
12/20	$23,031	$20,069	$26,095
1/21	$22,719	$19,866	$25,901
2/21	$23,685	$20,414	$25,895
3/21	$23,556	$21,308	$26,340
4/21	$24,818	$22,445	$28,133
5/21	$24,574	$22,602	$27,743
6/21	$25,654	$23,129	$29,484
7/21	$25,905	$23,679	$30,456
8/21	$26,506	$24,399	$31,594
9/21	$25,031	$23,264	$29,825
10/21	$26,643	$24,894	$32,408
11/21	$26,202	$24,721	$32,606
12/21	$26,769	$25,829	$33,296
1/22	$24,228	$24,493	$30,438
2/22	$23,455	$23,759	$29,145
3/22	$23,349	$24,642	$30,285
4/22	$20,266	$22,493	$26,628
5/22	$20,017	$22,534	$26,009
6/22	$18,036	$20,674	$23,949
7/22	$20,328	$22,580	$26,823
8/22	$19,404	$21,659	$25,574
9/22	$17,396	$19,665	$23,088
10/22	$18,738	$21,257	$24,437
11/22	$19,653	$22,445	$25,550
12/22	$18,093	$21,151	$23,594
1/23	$19,746	$22,480	$25,561
2/23	$19,066	$21,932	$25,257
3/23	$20,543	$22,737	$26,984
4/23	$20,848	$23,092	$27,250
5/23	$21,763	$23,192	$28,492
6/23	$23,287	$24,725	$30,441
7/23	$24,178	$25,519	$31,466
8/23	$24,084	$25,113	$31,184
9/23	$22,677	$23,916	$29,488
10/23	$22,302	$23,413	$29,068
11/23	$24,577	$25,551	$32,237
12/23	$25,671	$26,712	$33,664
1/24	$26,757	$27,161	$34,504
2/24	$28,833	$28,611	$36,858
3/24	$29,352	$29,531	$37,507
4/24	$27,831	$28,325	$35,916
5/24	$29,968	$29,730	$38,066
6/24	$32,116	$30,796	$40,633
7/24	$31,525	$31,171	$39,942
8/24	$32,406	$31,927	$40,773
9/24	$32,949	$32,609	$41,929
10/24	$32,828	$32,313	$41,790
11/24	$34,590	$34,210	$44,500
12/24	$34,472	$33,395	$44,893
1/25	$35,262	$34,325	$45,781
2/25	$34,277	$33,877	$44,136

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	18.85%	17.85%	13.71%
Class A with 5.25% Maximum Sales Charge	12.63%	16.59%	13.10%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Growth Index	19.75%	19.70%	15.99%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$120,725,854
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,129,480

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
46.5%
Communication Services
15.2%
Consumer Discretionary
12.2%
Industrials
7.3%
Health Care
7.0%
Financials
6.4%
Consumer Staples
3.8%
Short-Term Investments
0.8%
Real Estate
0.8%

Value	Value
Real Estate	0.8%
Short-Term Investments	0.8%
Consumer Staples	3.8%
Financials	6.4%
Health Care	7.0%
Industrials	7.3%
Consumer Discretionary	12.2%
Communication Services	15.2%
Information Technology	46.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.8%
Apple, Inc.	9.9%
Microsoft Corp.	9.6%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	6.2%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	3.8%
Netflix, Inc.	3.5%
TJX Cos., Inc.	2.5%
Total	64.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

EAFGX-TSR-AR

Eaton Vance Focused Growth Opportunities Fund

Class C ECFGX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing/publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ Not owning electric car maker Tesla Inc. ― an Index component ― hurt returns as its stock rose over optimism about the potential launch of autonomous vehicles

↓ An overweight position in semiconductor fabrication equipment maker Lam Research Corp. lost value over concerns about declining capital spending by its clients

↓ Among sectors, stock selections and overweight exposures to the industrials and health care sectors, and stock selections in the financials sector hurt returns

↑ An overweight position in NVIDIA Corp. ― a major microchip supplier for AI applications ― helped relative returns as its stock price soared during the period

↑ An out-of-Index position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in video streaming giant Netflix Inc. rose in value as it increased ad revenue, grew its subscriber base, and raised subscription rates

↑ Among sectors, stock selections in consumer staples, as well as stock selections and an overweight exposure to the communication services sector, helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
2/15	$10,000	$10,000	$10,000
3/15	$9,942	$9,842	$9,886
4/15	$9,826	$9,936	$9,936
5/15	$10,043	$10,064	$10,076
6/15	$9,919	$9,869	$9,898
7/15	$10,160	$10,076	$10,234
8/15	$9,482	$9,468	$9,612
9/15	$9,162	$9,234	$9,375
10/15	$9,853	$10,013	$10,182
11/15	$10,004	$10,042	$10,210
12/15	$9,945	$9,884	$10,060
1/16	$9,162	$9,394	$9,499
2/16	$8,973	$9,381	$9,495
3/16	$9,586	$10,017	$10,135
4/16	$9,625	$10,056	$10,043
5/16	$9,880	$10,237	$10,238
6/16	$9,710	$10,263	$10,197
7/16	$10,297	$10,642	$10,679
8/16	$10,291	$10,657	$10,626
9/16	$10,356	$10,659	$10,665
10/16	$10,128	$10,464	$10,414
11/16	$10,206	$10,852	$10,641
12/16	$10,193	$11,066	$10,772
1/17	$10,656	$11,276	$11,135
2/17	$11,002	$11,724	$11,598
3/17	$10,982	$11,738	$11,732
4/17	$11,263	$11,858	$12,000
5/17	$11,557	$12,025	$12,312
6/17	$11,557	$12,100	$12,280
7/17	$11,726	$12,349	$12,606
8/17	$11,772	$12,387	$12,837
9/17	$11,870	$12,642	$13,004
10/17	$12,059	$12,937	$13,508
11/17	$12,464	$13,334	$13,919
12/17	$12,666	$13,482	$14,027
1/18	$13,690	$14,254	$15,020
2/18	$13,429	$13,729	$14,627
3/18	$12,992	$13,380	$14,226
4/18	$13,181	$13,431	$14,275
5/18	$13,782	$13,755	$14,901
6/18	$13,886	$13,839	$15,044
7/18	$14,264	$14,354	$15,486
8/18	$14,811	$14,822	$16,333
9/18	$15,046	$14,906	$16,424
10/18	$13,684	$13,888	$14,955
11/18	$13,718	$14,171	$15,114
12/18	$12,648	$12,891	$13,815
1/19	$13,992	$13,924	$15,056
2/19	$14,509	$14,371	$15,595
3/19	$14,760	$14,650	$16,039
4/19	$15,342	$15,244	$16,764
5/19	$13,884	$14,275	$15,705
6/19	$14,961	$15,281	$16,783
7/19	$15,263	$15,501	$17,162
8/19	$14,825	$15,255	$17,031
9/19	$14,593	$15,540	$17,033
10/19	$15,100	$15,877	$17,513
11/19	$15,854	$16,453	$18,290
12/19	$16,250	$16,950	$18,842
1/20	$16,448	$16,943	$19,263
2/20	$15,316	$15,549	$17,951
3/20	$13,636	$13,628	$16,185
4/20	$15,772	$15,375	$18,580
5/20	$17,034	$16,107	$19,828
6/20	$17,832	$16,428	$20,691
7/20	$18,972	$17,354	$22,283
8/20	$20,806	$18,601	$24,582
9/20	$19,876	$17,895	$23,426
10/20	$19,415	$17,419	$22,630
11/20	$22,265	$19,326	$24,947
12/20	$23,263	$20,069	$26,095
1/21	$22,936	$19,866	$25,901
2/21	$23,892	$20,414	$25,895
3/21	$23,749	$21,308	$26,340
4/21	$25,007	$22,445	$28,133
5/21	$24,748	$22,602	$27,743
6/21	$25,813	$23,129	$29,484
7/21	$26,056	$23,679	$30,456
8/21	$26,643	$24,399	$31,594
9/21	$25,141	$23,264	$29,825
10/21	$26,744	$24,894	$32,408
11/21	$26,282	$24,721	$32,606
12/21	$26,837	$25,829	$33,296
1/22	$24,272	$24,493	$30,438
2/22	$23,490	$23,759	$29,145
3/22	$23,361	$24,642	$30,285
4/22	$20,271	$22,493	$26,628
5/22	$20,004	$22,534	$26,009
6/22	$18,014	$20,674	$23,949
7/22	$20,291	$22,580	$26,823
8/22	$19,350	$21,659	$25,574
9/22	$17,340	$19,665	$23,088
10/22	$18,667	$21,257	$24,437
11/22	$19,568	$22,445	$25,550
12/22	$18,008	$21,151	$23,594
1/23	$19,639	$22,480	$25,561
2/23	$18,946	$21,932	$25,257
3/23	$20,400	$22,737	$26,984
4/23	$20,686	$23,092	$27,250
5/23	$21,583	$23,192	$28,492
6/23	$23,078	$24,725	$30,441
7/23	$23,947	$25,519	$31,466
8/23	$23,839	$25,113	$31,184
9/23	$22,425	$23,916	$29,488
10/23	$22,045	$23,413	$29,068
11/23	$24,287	$25,551	$32,237
12/23	$25,351	$26,712	$33,664
1/24	$26,406	$27,161	$34,504
2/24	$28,445	$28,611	$36,858
3/24	$28,937	$29,531	$37,507
4/24	$27,418	$28,325	$35,916
5/24	$29,499	$29,730	$38,066
6/24	$31,608	$30,796	$40,633
7/24	$31,004	$31,171	$39,942
8/24	$31,847	$31,927	$40,773
9/24	$32,353	$32,609	$41,929
10/24	$32,213	$32,313	$41,790
11/24	$33,928	$34,210	$44,500
12/24	$33,789	$33,395	$44,893
1/25	$34,539	$34,325	$45,781
2/25	$34,054	$33,877	$44,136

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.94%	16.97%	13.02%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	16.94%	16.97%	13.02%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Growth Index	19.75%	19.70%	15.99%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$120,725,854
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,129,480

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.8%
Short-Term Investments	0.8%
Consumer Staples	3.8%
Financials	6.4%
Health Care	7.0%
Industrials	7.3%
Consumer Discretionary	12.2%
Communication Services	15.2%
Information Technology	46.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.8%
Apple, Inc.	9.9%
Microsoft Corp.	9.6%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	6.2%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	3.8%
Netflix, Inc.	3.5%
TJX Cos., Inc.	2.5%
Total	64.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

ECFGX-TSR-AR

Eaton Vance Focused Growth Opportunities Fund

Class I EIFGX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing/publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ Not owning electric car maker Tesla Inc. ― an Index component ― hurt returns as its stock rose over optimism about the potential launch of autonomous vehicles

↓ An overweight position in semiconductor fabrication equipment maker Lam Research Corp. lost value over concerns about declining capital spending by its clients

↓ Among sectors, stock selections and overweight exposures to the industrials and health care sectors, and stock selections in the financials sector hurt returns

↑ An overweight position in NVIDIA Corp. ― a major microchip supplier for AI applications ― helped relative returns as its stock price soared during the period

↑ An out-of-Index position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in video streaming giant Netflix Inc. rose in value as it increased ad revenue, grew its subscriber base, and raised subscription rates

↑ Among sectors, stock selections in consumer staples, as well as stock selections and an overweight exposure to the communication services sector, helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
2/15	$1,000,000	$1,000,000	$1,000,000
3/15	$995,019	$984,186	$988,627
4/15	$984,430	$993,627	$993,578
5/15	$1,006,638	$1,006,404	$1,007,564
6/15	$995,285	$986,922	$989,814
7/15	$1,020,495	$1,007,600	$1,023,379
8/15	$953,057	$946,807	$961,231
9/15	$922,177	$923,380	$937,452
10/15	$992,149	$1,001,271	$1,018,172
11/15	$1,007,901	$1,004,248	$1,021,030
12/15	$1,003,487	$988,409	$1,006,046
1/16	$924,695	$939,360	$949,881
2/16	$905,780	$938,093	$949,476
3/16	$968,807	$1,001,732	$1,013,510
4/16	$973,853	$1,005,615	$1,004,255
5/16	$1,000,328	$1,023,674	$1,023,757
6/16	$984,570	$1,026,326	$1,019,736
7/16	$1,045,073	$1,064,166	$1,067,870
8/16	$1,044,449	$1,065,660	$1,062,564
9/16	$1,052,013	$1,065,861	$1,066,451
10/16	$1,029,949	$1,046,419	$1,041,408
11/16	$1,038,782	$1,085,173	$1,064,067
12/16	$1,038,789	$1,106,623	$1,077,239
1/17	$1,086,071	$1,127,611	$1,113,541
2/17	$1,122,624	$1,172,384	$1,159,792
3/17	$1,121,359	$1,173,752	$1,173,207
4/17	$1,150,977	$1,185,806	$1,200,038
5/17	$1,181,874	$1,202,494	$1,231,242
6/17	$1,183,127	$1,209,999	$1,227,999
7/17	$1,201,300	$1,234,880	$1,260,638
8/17	$1,207,632	$1,238,660	$1,283,747
9/17	$1,218,380	$1,264,211	$1,300,438
10/17	$1,239,242	$1,293,712	$1,350,827
11/17	$1,281,594	$1,333,390	$1,391,865
12/17	$1,303,091	$1,348,216	$1,402,700
1/18	$1,409,939	$1,425,406	$1,502,048
2/18	$1,384,015	$1,372,870	$1,462,663
3/18	$1,339,758	$1,337,981	$1,422,552
4/18	$1,360,620	$1,343,115	$1,427,522
5/18	$1,423,834	$1,375,459	$1,490,092
6/18	$1,435,848	$1,383,925	$1,504,440
7/18	$1,475,664	$1,435,426	$1,548,605
8/18	$1,534,389	$1,482,200	$1,633,277
9/18	$1,559,681	$1,490,637	$1,642,405
10/18	$1,419,532	$1,388,751	$1,495,530
11/18	$1,424,078	$1,417,052	$1,511,415
12/18	$1,314,861	$1,289,105	$1,381,467
1/19	$1,455,190	$1,392,409	$1,505,642
2/19	$1,509,804	$1,437,116	$1,559,514
3/19	$1,537,472	$1,465,042	$1,603,902
4/19	$1,599,689	$1,524,361	$1,676,366
5/19	$1,448,285	$1,427,491	$1,570,464
6/19	$1,562,360	$1,528,095	$1,678,319
7/19	$1,595,551	$1,550,057	$1,716,217
8/19	$1,550,648	$1,525,503	$1,703,072
9/19	$1,528,353	$1,554,046	$1,703,284
10/19	$1,582,726	$1,587,706	$1,751,302
11/19	$1,662,855	$1,645,338	$1,828,995
12/19	$1,705,933	$1,694,998	$1,884,178
1/20	$1,727,763	$1,694,333	$1,926,299
2/20	$1,610,549	$1,554,857	$1,795,115
3/20	$1,434,351	$1,362,812	$1,618,520
4/20	$1,660,776	$1,537,517	$1,858,014
5/20	$1,794,727	$1,610,745	$1,982,750
6/20	$1,881,372	$1,642,779	$2,069,089
7/20	$2,002,978	$1,735,407	$2,228,283
8/20	$2,198,253	$1,860,149	$2,458,224
9/20	$2,102,039	$1,789,469	$2,342,564
10/20	$2,054,290	$1,741,881	$2,263,007
11/20	$2,358,641	$1,932,554	$2,494,720
12/20	$2,466,055	$2,006,857	$2,609,455
1/21	$2,433,393	$1,986,596	$2,590,148
2/21	$2,536,832	$2,041,376	$2,589,549
3/21	$2,523,334	$2,130,780	$2,634,038
4/21	$2,659,425	$2,244,497	$2,813,254
5/21	$2,633,943	$2,260,173	$2,774,343
6/21	$2,750,080	$2,312,937	$2,948,399
7/21	$2,777,913	$2,367,880	$3,045,567
8/21	$2,843,163	$2,439,877	$3,159,438
9/21	$2,685,607	$2,326,399	$2,982,491
10/21	$2,859,078	$2,489,391	$3,240,821
11/21	$2,812,129	$2,472,142	$3,260,635
12/21	$2,873,975	$2,582,934	$3,329,574
1/22	$2,601,146	$2,449,274	$3,043,813
2/22	$2,519,484	$2,375,940	$2,914,532
3/22	$2,508,348	$2,464,157	$3,028,542
4/22	$2,177,985	$2,249,278	$2,662,810
5/22	$2,151,073	$2,253,405	$2,600,906
6/22	$1,938,564	$2,067,400	$2,394,885
7/22	$2,185,408	$2,258,024	$2,682,321
8/22	$2,086,114	$2,165,937	$2,557,368
9/22	$1,870,821	$1,966,457	$2,308,752
10/22	$2,015,587	$2,125,664	$2,443,694
11/22	$2,114,881	$2,244,455	$2,555,046
12/22	$1,947,533	$2,115,142	$2,359,440
1/23	$2,125,905	$2,248,045	$2,556,094
2/23	$2,051,886	$2,193,195	$2,525,737
3/23	$2,212,057	$2,273,716	$2,698,386
4/23	$2,244,819	$2,309,205	$2,725,009
5/23	$2,344,320	$2,319,243	$2,849,210
6/23	$2,508,131	$2,472,487	$3,044,055
7/23	$2,605,204	$2,551,916	$3,146,608
8/23	$2,595,497	$2,511,285	$3,118,355
9/23	$2,443,820	$2,391,553	$2,948,767
10/23	$2,403,777	$2,341,267	$2,906,784
11/23	$2,651,314	$2,555,084	$3,223,656
12/23	$2,769,393	$2,671,163	$3,366,405
1/24	$2,887,904	$2,716,050	$3,450,369
2/24	$3,111,202	$2,861,075	$3,685,777
3/24	$3,168,585	$2,953,129	$3,750,663
4/24	$3,005,166	$2,832,509	$3,591,575
5/24	$3,237,196	$2,972,958	$3,806,586
6/24	$3,469,227	$3,079,634	$4,063,270
7/24	$3,405,606	$3,117,121	$3,994,152
8/24	$3,501,661	$3,192,732	$4,077,342
9/24	$3,560,292	$3,260,920	$4,192,855
10/24	$3,549,065	$3,231,348	$4,178,980
11/24	$3,739,929	$3,421,031	$4,450,030
12/24	$3,727,657	$3,339,480	$4,489,311
1/25	$3,814,347	$3,432,476	$4,578,111
2/25	$3,708,133	$3,387,689	$4,413,634

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	19.18%	18.14%	13.99%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Growth Index	19.75%	19.70%	15.99%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$120,725,854
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,129,480

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.8%
Short-Term Investments	0.8%
Consumer Staples	3.8%
Financials	6.4%
Health Care	7.0%
Industrials	7.3%
Consumer Discretionary	12.2%
Communication Services	15.2%
Information Technology	46.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.8%
Apple, Inc.	9.9%
Microsoft Corp.	9.6%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	6.2%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	3.8%
Netflix, Inc.	3.5%
TJX Cos., Inc.	2.5%
Total	64.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

EIFGX-TSR-AR

Eaton Vance Focused Value Opportunities Fund

Class A EAFVX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight holding in agricultural chemical firm FMC Corp. ― sold by period-end ― declined in value due to excess inventory and struggles in overseas markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, especially among its automotive and industrial customers

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ Among sectors, stock selections in the consumer staples and energy sectors, and stock selections and an overweight exposure to the materials sector hurt returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ An overweight position in aluminum producer Alcoa Corp. ― sold by period-end ― increased in value over rising aluminum prices and customer demand

↑ Among sectors, stock selections in industrials and consumer discretionary, and stock selections and an overweight exposure to utilities helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2/15	$10,000	$10,000	$10,000
3/15	$9,377	$9,898	$9,864
4/15	$9,403	$9,943	$9,956
5/15	$9,520	$10,081	$10,076
6/15	$9,285	$9,912	$9,875
7/15	$9,480	$10,078	$9,918
8/15	$8,881	$9,469	$9,327
9/15	$8,598	$9,193	$9,046
10/15	$9,278	$9,920	$9,728
11/15	$9,325	$9,975	$9,765
12/15	$9,192	$9,770	$9,555
1/16	$8,817	$9,219	$9,062
2/16	$8,633	$9,216	$9,059
3/16	$9,158	$9,864	$9,712
4/16	$9,219	$9,926	$9,916
5/16	$9,355	$10,103	$10,070
6/16	$9,329	$10,124	$10,157
7/16	$9,527	$10,526	$10,452
8/16	$9,547	$10,553	$10,532
9/16	$9,445	$10,569	$10,511
10/16	$9,268	$10,340	$10,348
11/16	$9,568	$10,803	$10,939
12/16	$9,883	$11,014	$11,212
1/17	$10,007	$11,221	$11,292
2/17	$10,331	$11,639	$11,698
3/17	$10,255	$11,647	$11,579
4/17	$10,310	$11,770	$11,557
5/17	$10,345	$11,891	$11,546
6/17	$10,566	$11,998	$11,734
7/17	$10,617	$12,224	$11,890
8/17	$10,541	$12,248	$11,752
9/17	$10,934	$12,546	$12,100
10/17	$11,114	$12,820	$12,188
11/17	$11,563	$13,209	$12,561
12/17	$11,872	$13,341	$12,744
1/18	$12,335	$14,045	$13,237
2/18	$11,850	$13,527	$12,605
3/18	$11,765	$13,255	$12,383
4/18	$11,986	$13,306	$12,424
5/18	$11,979	$13,681	$12,498
6/18	$12,064	$13,771	$12,529
7/18	$12,699	$14,228	$13,025
8/18	$12,994	$14,728	$13,217
9/18	$13,094	$14,752	$13,243
10/18	$12,124	$13,666	$12,558
11/18	$12,347	$13,939	$12,933
12/18	$11,173	$12,642	$11,691
1/19	$12,072	$13,727	$12,601
2/19	$12,485	$14,210	$13,003
3/19	$12,559	$14,417	$13,086
4/19	$13,416	$14,993	$13,550
5/19	$12,452	$14,023	$12,679
6/19	$13,383	$15,008	$13,589
7/19	$13,647	$15,231	$13,702
8/19	$13,253	$14,920	$13,299
9/19	$13,659	$15,182	$13,773
10/19	$13,750	$15,509	$13,966
11/19	$14,356	$16,099	$14,398
12/19	$14,787	$16,564	$14,794
1/20	$14,512	$16,545	$14,475
2/20	$13,039	$15,191	$13,074
3/20	$10,674	$13,102	$10,839
4/20	$12,011	$14,837	$12,058
5/20	$12,465	$15,630	$12,471
6/20	$12,362	$15,988	$12,388
7/20	$12,953	$16,896	$12,878
8/20	$13,498	$18,120	$13,411
9/20	$13,146	$17,460	$13,081
10/20	$12,918	$17,083	$12,909
11/20	$14,570	$19,161	$14,646
12/20	$15,080	$20,023	$15,207
1/21	$14,859	$19,934	$15,068
2/21	$15,972	$20,557	$15,979
3/21	$16,856	$21,294	$16,919
4/21	$17,563	$22,392	$17,595
5/21	$17,855	$22,494	$18,006
6/21	$17,678	$23,049	$17,800
7/21	$17,652	$23,438	$17,942
8/21	$17,961	$24,107	$18,298
9/21	$17,457	$23,025	$17,661
10/21	$18,421	$24,582	$18,558
11/21	$17,625	$24,208	$17,904
12/21	$18,622	$25,161	$19,033
1/22	$18,719	$23,681	$18,590
2/22	$18,865	$23,085	$18,374
3/22	$19,079	$23,833	$18,893
4/22	$18,068	$21,694	$17,827
5/22	$18,418	$21,665	$18,174
6/22	$16,959	$19,853	$16,586
7/22	$18,087	$21,715	$17,686
8/22	$17,572	$20,905	$17,159
9/22	$16,249	$18,967	$15,654
10/22	$18,029	$20,522	$17,259
11/22	$18,953	$21,593	$18,338
12/22	$17,970	$20,329	$17,599
1/23	$19,029	$21,729	$18,511
2/23	$18,242	$21,221	$17,858
3/23	$17,425	$21,788	$17,776
4/23	$17,788	$22,021	$18,044
5/23	$17,365	$22,106	$17,348
6/23	$18,424	$23,616	$18,500
7/23	$19,332	$24,462	$19,151
8/23	$18,646	$23,990	$18,634
9/23	$17,849	$22,847	$17,915
10/23	$16,991	$22,242	$17,282
11/23	$18,182	$24,316	$18,586
12/23	$19,429	$25,605	$19,616
1/24	$18,837	$25,889	$19,636
2/24	$19,771	$27,291	$20,361
3/24	$20,891	$28,171	$21,379
4/24	$20,694	$26,931	$20,465
5/24	$21,389	$28,204	$21,114
6/24	$20,881	$29,077	$20,916
7/24	$21,586	$29,617	$21,985
8/24	$21,762	$30,262	$22,575
9/24	$22,271	$30,888	$22,888
10/24	$22,011	$30,661	$22,636
11/24	$23,381	$32,701	$24,081
12/24	$21,810	$31,701	$22,434
1/25	$22,561	$32,702	$23,473
2/25	$22,397	$32,076	$23,568

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	13.27%	11.42%	8.98%
Class A with 5.25% Maximum Sales Charge	7.31%	10.23%	8.39%
Russell 3000® Index	17.53%	16.11%	12.35%
Russell 1000® Value Index	15.75%	12.50%	8.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$239,017,397
# of Portfolio Holdings	36
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$1,536,666

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 19.5%
Health Care 17.6%
Industrials 14.0%
Consumer Staples 9.4%
Consumer Discretionary 8.0%
Information Technology 7.0%
Utilities 5.9%
Communication Services 5.8%
Materials 3.1%
Short-Term Investments 2.8%
Real Estate 2.8%
Energy 2.7%
Exchange-Traded Funds 1.4%

Value	Value
Exchange-Traded Funds	1.4%
Energy	2.7%
Real Estate	2.8%
Short-Term Investments	2.8%
Materials	3.1%
Communication Services	5.8%
Utilities	5.9%
Information Technology	7.0%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	14.0%
Health Care	17.6%
Financials	19.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	4.1%
Walt Disney Co.	4.0%
AbbVie, Inc.	3.6%
3M Co.	3.6%
Bristol-Myers Squibb Co.	3.4%
Travelers Cos., Inc.	3.4%
McDonald's Corp.	3.4%
Clorox Co.	3.2%
Ball Corp.	3.1%
American International Group, Inc.	3.1%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

EAFVX-TSR-AR

Eaton Vance Focused Value Opportunities Fund

Class C ECFVX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight holding in agricultural chemical firm FMC Corp. ― sold by period-end ― declined in value due to excess inventory and struggles in overseas markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, especially among its automotive and industrial customers

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ Among sectors, stock selections in the consumer staples and energy sectors, and stock selections and an overweight exposure to the materials sector hurt returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ An overweight position in aluminum producer Alcoa Corp. ― sold by period-end ― increased in value over rising aluminum prices and customer demand

↑ Among sectors, stock selections in industrials and consumer discretionary, and stock selections and an overweight exposure to utilities helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 1000® Value Index
2/15	$10,000	$10,000	$10,000
3/15	$9,888	$9,898	$9,864
4/15	$9,909	$9,943	$9,956
5/15	$10,032	$10,081	$10,076
6/15	$9,774	$9,912	$9,875
7/15	$9,974	$10,078	$9,918
8/15	$9,337	$9,469	$9,327
9/15	$9,036	$9,193	$9,046
10/15	$9,738	$9,920	$9,728
11/15	$9,781	$9,975	$9,765
12/15	$9,641	$9,770	$9,555
1/16	$9,238	$9,219	$9,062
2/16	$9,050	$9,216	$9,059
3/16	$9,584	$9,864	$9,712
4/16	$9,648	$9,926	$9,916
5/16	$9,785	$10,103	$10,070
6/16	$9,749	$10,124	$10,157
7/16	$9,951	$10,526	$10,452
8/16	$9,966	$10,553	$10,532
9/16	$9,850	$10,569	$10,511
10/16	$9,656	$10,340	$10,348
11/16	$9,966	$10,803	$10,939
12/16	$10,284	$11,014	$11,212
1/17	$10,415	$11,221	$11,292
2/17	$10,742	$11,639	$11,698
3/17	$10,655	$11,647	$11,579
4/17	$10,713	$11,770	$11,557
5/17	$10,735	$11,891	$11,546
6/17	$10,960	$11,998	$11,734
7/17	$11,011	$12,224	$11,890
8/17	$10,924	$12,248	$11,752
9/17	$11,316	$12,546	$12,100
10/17	$11,505	$12,820	$12,188
11/17	$11,956	$13,209	$12,561
12/17	$12,269	$13,341	$12,744
1/18	$12,739	$14,045	$13,237
2/18	$12,231	$13,527	$12,605
3/18	$12,142	$13,255	$12,383
4/18	$12,358	$13,306	$12,424
5/18	$12,343	$13,681	$12,498
6/18	$12,418	$13,771	$12,529
7/18	$13,068	$14,228	$13,025
8/18	$13,364	$14,728	$13,217
9/18	$13,460	$14,752	$13,243
10/18	$12,453	$13,666	$12,558
11/18	$12,671	$13,939	$12,933
12/18	$11,455	$12,642	$11,691
1/19	$12,375	$13,727	$12,601
2/19	$12,788	$14,210	$13,003
3/19	$12,856	$14,417	$13,086
4/19	$13,734	$14,993	$13,550
5/19	$12,736	$14,023	$12,679
6/19	$13,682	$15,008	$13,589
7/19	$13,940	$15,231	$13,702
8/19	$13,529	$14,920	$13,299
9/19	$13,935	$15,182	$13,773
10/19	$14,022	$15,509	$13,966
11/19	$14,619	$16,099	$14,398
12/19	$15,056	$16,564	$14,794
1/20	$14,772	$16,545	$14,475
2/20	$13,261	$15,191	$13,074
3/20	$10,852	$13,102	$10,839
4/20	$12,194	$14,837	$12,058
5/20	$12,656	$15,630	$12,471
6/20	$12,541	$15,988	$12,388
7/20	$13,136	$16,896	$12,878
8/20	$13,674	$18,120	$13,411
9/20	$13,309	$17,460	$13,081
10/20	$13,063	$17,083	$12,909
11/20	$14,732	$19,161	$14,646
12/20	$15,239	$20,023	$15,207
1/21	$15,010	$19,934	$15,068
2/21	$16,125	$20,557	$15,979
3/21	$17,011	$21,294	$16,919
4/21	$17,705	$22,392	$17,595
5/21	$17,989	$22,494	$18,006
6/21	$17,797	$23,049	$17,800
7/21	$17,760	$23,438	$17,942
8/21	$18,062	$24,107	$18,298
9/21	$17,541	$23,025	$17,661
10/21	$18,500	$24,582	$18,558
11/21	$17,687	$24,208	$17,904
12/21	$18,680	$25,161	$19,033
1/22	$18,770	$23,681	$18,590
2/22	$18,900	$23,085	$18,374
3/22	$19,111	$23,833	$18,893
4/22	$18,079	$21,694	$17,827
5/22	$18,420	$21,665	$18,174
6/22	$16,947	$19,853	$16,586
7/22	$18,069	$21,715	$17,686
8/22	$17,538	$20,905	$17,159
9/22	$16,206	$18,967	$15,654
10/22	$17,969	$20,522	$17,259
11/22	$18,890	$21,593	$18,338
12/22	$17,891	$20,329	$17,599
1/23	$18,938	$21,729	$18,511
2/23	$18,140	$21,221	$17,858
3/23	$17,322	$21,788	$17,776
4/23	$17,674	$22,021	$18,044
5/23	$17,239	$22,106	$17,348
6/23	$18,275	$23,616	$18,500
7/23	$19,166	$24,462	$19,151
8/23	$18,472	$23,990	$18,634
9/23	$17,664	$22,847	$17,915
10/23	$16,814	$22,242	$17,282
11/23	$17,985	$24,316	$18,586
12/23	$19,200	$25,605	$19,616
1/24	$18,607	$25,889	$19,636
2/24	$19,506	$27,291	$20,361
3/24	$20,607	$28,171	$21,379
4/24	$20,406	$26,931	$20,465
5/24	$21,072	$28,204	$21,114
6/24	$20,564	$29,077	$20,916
7/24	$21,241	$29,617	$21,985
8/24	$21,400	$30,262	$22,575
9/24	$21,887	$30,888	$22,888
10/24	$21,612	$30,661	$22,636
11/24	$22,944	$32,701	$24,081
12/24	$21,391	$31,701	$22,434
1/25	$22,108	$32,702	$23,473
2/25	$22,270	$32,076	$23,568

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.48%	10.59%	8.33%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.48%	10.59%	8.33%
Russell 3000® Index	17.53%	16.11%	12.35%
Russell 1000® Value Index	15.75%	12.50%	8.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$239,017,397
# of Portfolio Holdings	36
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$1,536,666

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.4%
Energy	2.7%
Real Estate	2.8%
Short-Term Investments	2.8%
Materials	3.1%
Communication Services	5.8%
Utilities	5.9%
Information Technology	7.0%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	14.0%
Health Care	17.6%
Financials	19.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	4.1%
Walt Disney Co.	4.0%
AbbVie, Inc.	3.6%
3M Co.	3.6%
Bristol-Myers Squibb Co.	3.4%
Travelers Cos., Inc.	3.4%
McDonald's Corp.	3.4%
Clorox Co.	3.2%
Ball Corp.	3.1%
American International Group, Inc.	3.1%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

ECFVX-TSR-AR

Eaton Vance Focused Value Opportunities Fund

Class I EIFVX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight holding in agricultural chemical firm FMC Corp. ― sold by period-end ― declined in value due to excess inventory and struggles in overseas markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, especially among its automotive and industrial customers

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ Among sectors, stock selections in the consumer staples and energy sectors, and stock selections and an overweight exposure to the materials sector hurt returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ An overweight position in aluminum producer Alcoa Corp. ― sold by period-end ― increased in value over rising aluminum prices and customer demand

↑ Among sectors, stock selections in industrials and consumer discretionary, and stock selections and an overweight exposure to utilities helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index
2/15	$1,000,000	$1,000,000	$1,000,000
3/15	$989,627	$989,834	$986,387
4/15	$992,390	$994,311	$995,609
5/15	$1,005,810	$1,008,064	$1,007,574
6/15	$980,972	$991,199	$987,456
7/15	$1,001,558	$1,007,777	$991,786
8/15	$938,388	$946,938	$932,718
9/15	$909,285	$919,344	$904,559
10/15	$980,977	$991,959	$972,811
11/15	$985,948	$997,458	$976,534
12/15	$972,344	$976,985	$955,533
1/16	$932,757	$921,858	$906,159
2/16	$914,038	$921,561	$905,930
3/16	$968,735	$986,445	$971,188
4/16	$975,929	$992,558	$991,590
5/16	$990,319	$1,010,315	$1,006,991
6/16	$987,448	$1,012,393	$1,015,699
7/16	$1,009,049	$1,052,572	$1,045,190
8/16	$1,011,215	$1,055,257	$1,053,249
9/16	$1,001,131	$1,056,915	$1,051,054
10/16	$981,678	$1,034,048	$1,034,787
11/16	$1,014,095	$1,080,324	$1,093,888
12/16	$1,048,010	$1,101,405	$1,121,227
1/17	$1,061,150	$1,122,135	$1,129,215
2/17	$1,096,203	$1,163,869	$1,169,792
3/17	$1,088,165	$1,164,661	$1,157,876
4/17	$1,094,737	$1,177,006	$1,155,703
5/17	$1,097,656	$1,189,052	$1,154,570
6/17	$1,121,763	$1,199,782	$1,173,444
7/17	$1,127,940	$1,222,404	$1,189,040
8/17	$1,119,897	$1,224,759	$1,175,189
9/17	$1,161,595	$1,254,629	$1,209,996
10/17	$1,181,340	$1,282,007	$1,218,781
11/17	$1,228,896	$1,320,936	$1,256,102
12/17	$1,262,042	$1,334,138	$1,274,438
1/18	$1,311,251	$1,404,461	$1,323,710
2/18	$1,260,533	$1,352,693	$1,260,501
3/18	$1,251,447	$1,325,539	$1,238,328
4/18	$1,274,915	$1,330,577	$1,242,416
5/18	$1,274,906	$1,368,140	$1,249,791
6/18	$1,283,982	$1,377,087	$1,252,886
7/18	$1,352,112	$1,422,787	$1,302,474
8/18	$1,383,822	$1,472,752	$1,321,725
9/18	$1,394,454	$1,475,190	$1,324,347
10/18	$1,292,289	$1,366,568	$1,255,770
11/18	$1,315,173	$1,393,939	$1,293,262
12/18	$1,190,623	$1,264,205	$1,169,076
1/19	$1,286,193	$1,372,717	$1,260,070
2/19	$1,330,901	$1,420,995	$1,300,332
3/19	$1,339,666	$1,441,744	$1,308,599
4/19	$1,431,723	$1,499,315	$1,355,016
5/19	$1,328,268	$1,402,292	$1,267,893
6/19	$1,428,225	$1,500,784	$1,358,908
7/19	$1,457,149	$1,523,093	$1,370,172
8/19	$1,414,637	$1,492,044	$1,329,882
9/19	$1,458,761	$1,518,231	$1,377,329
10/19	$1,468,467	$1,550,914	$1,396,581
11/19	$1,532,885	$1,609,867	$1,439,758
12/19	$1,580,071	$1,656,350	$1,479,364
1/20	$1,550,885	$1,654,541	$1,447,538
2/20	$1,393,983	$1,519,078	$1,307,350
3/20	$1,141,278	$1,310,178	$1,083,931
4/20	$1,284,507	$1,483,698	$1,205,788
5/20	$1,333,776	$1,563,044	$1,247,109
6/20	$1,322,819	$1,598,778	$1,238,831
7/20	$1,386,689	$1,689,562	$1,287,806
8/20	$1,444,694	$1,811,961	$1,341,057
9/20	$1,407,270	$1,745,986	$1,308,116
10/20	$1,382,935	$1,708,302	$1,290,924
11/20	$1,560,714	$1,916,122	$1,464,571
12/20	$1,615,170	$2,002,325	$1,520,722
1/21	$1,592,537	$1,993,419	$1,506,795
2/21	$1,711,352	$2,055,727	$1,597,855
3/21	$1,807,513	$2,129,411	$1,691,880
4/21	$1,882,950	$2,239,180	$1,759,540
5/21	$1,914,061	$2,249,402	$1,800,616
6/21	$1,896,143	$2,304,870	$1,779,996
7/21	$1,893,333	$2,343,846	$1,794,222
8/21	$1,927,277	$2,410,688	$1,829,804
9/21	$1,873,532	$2,302,525	$1,766,112
10/21	$1,977,251	$2,458,232	$1,855,791
11/21	$1,892,390	$2,420,815	$1,790,393
12/21	$2,000,117	$2,516,143	$1,903,342
1/22	$2,011,547	$2,368,103	$1,859,006
2/22	$2,027,132	$2,308,452	$1,837,433
3/22	$2,051,029	$2,383,330	$1,889,302
4/22	$1,941,932	$2,169,444	$1,782,739
5/22	$1,980,376	$2,166,536	$1,817,394
6/22	$1,823,484	$1,985,286	$1,658,605
7/22	$1,946,088	$2,171,542	$1,768,592
8/22	$1,891,020	$2,090,501	$1,715,895
9/22	$1,748,674	$1,896,651	$1,565,434
10/22	$1,939,854	$2,052,188	$1,725,938
11/22	$2,040,639	$2,159,304	$1,833,794
12/22	$1,933,710	$2,032,869	$1,759,871
1/23	$2,049,365	$2,172,879	$1,851,068
2/23	$1,963,975	$2,122,093	$1,785,801
3/23	$1,877,504	$2,178,836	$1,777,577
4/23	$1,916,416	$2,202,050	$1,804,360
5/23	$1,872,099	$2,210,617	$1,734,770
6/23	$1,985,593	$2,361,570	$1,850,005
7/23	$2,083,954	$2,446,225	$1,915,061
8/23	$2,010,453	$2,399,004	$1,863,361
9/23	$1,925,063	$2,284,729	$1,791,455
10/23	$1,833,187	$2,224,164	$1,728,248
11/23	$1,961,813	$2,431,563	$1,858,644
12/23	$2,097,552	$2,560,538	$1,961,600
1/24	$2,034,058	$2,588,916	$1,963,631
2/24	$2,134,312	$2,729,055	$2,036,068
3/24	$2,255,732	$2,817,087	$2,137,861
4/24	$2,235,681	$2,693,130	$2,046,541
5/24	$2,310,315	$2,820,373	$2,111,417
6/24	$2,256,846	$2,907,684	$2,091,556
7/24	$2,333,708	$2,961,735	$2,198,479
8/24	$2,352,645	$3,026,208	$2,257,454
9/24	$2,408,342	$3,088,808	$2,288,787
10/24	$2,380,493	$3,066,125	$2,263,597
11/24	$2,528,648	$3,270,096	$2,408,147
12/24	$2,359,186	$3,170,145	$2,243,448
1/25	$2,441,193	$3,270,221	$2,347,286
2/25	$2,424,620	$3,207,551	$2,356,817

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	13.60%	11.70%	9.25%
Russell 3000® Index	17.53%	16.11%	12.35%
Russell 1000® Value Index	15.75%	12.50%	8.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$239,017,397
# of Portfolio Holdings	36
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$1,536,666

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.4%
Energy	2.7%
Real Estate	2.8%
Short-Term Investments	2.8%
Materials	3.1%
Communication Services	5.8%
Utilities	5.9%
Information Technology	7.0%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	14.0%
Health Care	17.6%
Financials	19.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	4.1%
Walt Disney Co.	4.0%
AbbVie, Inc.	3.6%
3M Co.	3.6%
Bristol-Myers Squibb Co.	3.4%
Travelers Cos., Inc.	3.4%
McDonald's Corp.	3.4%
Clorox Co.	3.2%
Ball Corp.	3.1%
American International Group, Inc.	3.1%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

EIFVX-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended February 29, 2024 and February 28, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/29/24	2/28/25
Audit Fees	$30,900	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$30,900	$31,500

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/29/24	2/28/25
Audit Fees	$30,900	$31,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$30,900	$31,500

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25
Audit Fees	$176,700	$116,300	$30,700	$61,800	$172,300	$119,800	$33,900	$70,200
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$176,700	$116,300	$30,700	$61,800	$172,300	$119,800	$33,900	$70,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Focused Growth
Opportunities Fund
Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
Focused Growth Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value
Beverages — 1.1%
Coca-Cola Co.	19,403	$ 1,381,688
		$ 1,381,688
Broadline Retail — 8.6%
Amazon.com, Inc.(1)	48,861	$ 10,372,213
		$ 10,372,213
Capital Markets — 4.7%
Blue Owl Capital, Inc.(2)	77,793	$ 1,674,883
S&P Global, Inc.	3,164	1,688,753
Tradeweb Markets, Inc., Class A	17,077	2,311,714
		$ 5,675,350
Commercial Services & Supplies — 2.6%
Copart, Inc.(1)	20,117	$ 1,102,412
Waste Connections, Inc.	10,716	2,033,468
		$ 3,135,880
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	13,130	$ 1,221,746
		$ 1,221,746
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	15,325	$ 1,551,809
Walmart, Inc.	16,888	1,665,326
		$ 3,217,135
Electrical Equipment — 1.9%
AMETEK, Inc.	11,989	$ 2,269,518
		$ 2,269,518
Entertainment — 3.6%
Netflix, Inc.(1)	4,382	$ 4,296,814
		$ 4,296,814
Financial Services — 1.8%
Shift4 Payments, Inc., Class A(1)(2)	21,474	$ 2,120,557
		$ 2,120,557
Security	Shares	Value
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	17,324	$ 1,316,797
		$ 1,316,797
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.(1)	2,628	$ 1,506,238
		$ 1,506,238
Health Care Providers & Services — 0.9%
McKesson Corp.	1,656	$ 1,060,271
		$ 1,060,271
Interactive Media & Services — 11.7%
Alphabet, Inc., Class C	43,364	$ 7,468,148
Meta Platforms, Inc., Class A	9,885	6,605,157
		$ 14,073,305
IT Services — 1.5%
Gartner, Inc.(1)	3,669	$ 1,828,336
		$ 1,828,336
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	2,435	$ 1,288,018
		$ 1,288,018
Pharmaceuticals — 3.8%
Eli Lilly & Co.	5,028	$ 4,628,928
		$ 4,628,928
Professional Services — 1.8%
TransUnion	23,342	$ 2,157,501
		$ 2,157,501
Real Estate Management & Development — 0.8%
FirstService Corp.	5,170	$ 912,143
		$ 912,143
Semiconductors & Semiconductor Equipment — 16.9%
Broadcom, Inc.	25,490	$ 5,083,470
Lam Research Corp.	30,727	2,357,990
NVIDIA Corp.	104,190	13,015,415
		$ 20,456,875
Software — 17.2%
Adobe, Inc.(1)	3,829	$ 1,679,246
Fair Isaac Corp.(1)	1,187	2,239,097

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Portfolio of Investments — continued

Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	18,940	$ 2,045,709
Intuit, Inc.	2,733	1,677,625
Microsoft Corp.	29,251	11,612,355
Nutanix, Inc., Class A(1)	20,277	1,559,099
		$ 20,813,131
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	5,718	$ 1,425,669
TJX Cos., Inc.	23,783	2,967,167
		$ 4,392,836
Technology Hardware, Storage & Peripherals — 9.9%
Apple, Inc.	49,401	$ 11,947,138
		$ 11,947,138
Total Common Stocks (identified cost $52,188,943)		$120,072,418

Short-Term Investments — 0.8%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(3)	792,629	$ 792,629
Total Affiliated Fund (identified cost $792,629)		$ 792,629

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%(4)	179,100	$ 179,100
Total Securities Lending Collateral (identified cost $179,100)		$ 179,100
Total Short-Term Investments (identified cost $971,729)		$ 971,729
Total Investments — 100.3% (identified cost $53,160,672)		$121,044,147
Other Assets, Less Liabilities — (0.3)%		$ (318,293)
Net Assets — 100.0%		$120,725,854

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2025. The aggregate market value of securities on loan at February 28, 2025 was $2,826,444.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Statement of Assets and Liabilities

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $52,368,043) — including $2,826,444 of securities on loan	$120,251,518
Affiliated investments, at value (identified cost $792,629)	792,629
Dividends receivable	51,390
Dividends receivable from affiliated investments	5,186
Receivable for Fund shares sold	604,263
Securities lending income receivable	461
Receivable from affiliates	25,268
Trustees' deferred compensation plan	16,729
Total assets	$121,747,444
Liabilities
Collateral for securities loaned	$179,100
Payable for Fund shares redeemed	634,709
Payable to affiliates:
Investment adviser and administration fee	65,492
Distribution and service fees	14,139
Sub-transfer agency fee	6,509
Trustees' deferred compensation plan	16,729
Accrued expenses	104,912
Total liabilities	$1,021,590
Net Assets	$120,725,854
Sources of Net Assets
Paid-in capital	$28,122,054
Distributable earnings	92,603,800
Net Assets	$120,725,854
Class A Shares
Net Assets	$35,744,638
Shares Outstanding	1,328,578
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.90
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$28.39
Class C Shares
Net Assets	$8,693,574
Shares Outstanding	388,594
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$22.37
Class I Shares
Net Assets	$76,287,642
Shares Outstanding	2,702,251
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$28.23
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Statement of Operations

Year Ended
February 28, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $14,591)	$833,575
Dividend income from affiliated investments	128,604
Securities lending income, net	4,758
Total investment income	$966,937
Expenses
Investment adviser and administration fee	$1,176,189
Distribution and service fees:
Class A	87,652
Class C	86,872
Trustees’ fees and expenses	11,079
Custodian fee	51,264
Transfer and dividend disbursing agent fees	81,682
Legal and accounting services	53,509
Printing and postage	15,564
Registration fees	59,523
ReFlow liquidity program fees	29,120
Miscellaneous	15,761
Total expenses	$1,668,215
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$46,709
Total expense reductions	$46,709
Net expenses	$1,621,506
Net investment loss	$(654,569)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$62,646,992(1)
Foreign currency transactions	(14)
Net realized gain	$62,646,978
Change in unrealized appreciation (depreciation):
Investments	$(27,388,739)
Net change in unrealized appreciation (depreciation)	$(27,388,739)
Net realized and unrealized gain	$35,258,239
Net increase in net assets from operations	$34,603,670
(1)	Includes $13,151,305 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(654,569)	$(369,192)
Net realized gain	62,646,978(1)	16,529,003(2)
Net change in unrealized appreciation (depreciation)	(27,388,739)	48,975,346
Net increase in net assets from operations	$34,603,670	$65,135,157
Distributions to shareholders:
Class A	$(2,008,951)	$(783,459)
Class C	(571,501)	(275,331)
Class I	(4,315,952)	(3,615,982)
Total distributions to shareholders	$(6,896,404)	$(4,674,772)
Transactions in shares of beneficial interest:
Class A	$(51,673)	$(3,739,430)
Class C	(544,336)	(2,914,278)
Class I	(96,467,149)	16,022,943
Net increase (decrease) in net assets from Fund share transactions	$(97,063,158)	$9,369,235
Net increase (decrease) in net assets	$(69,355,892)	$69,829,620
Net Assets
At beginning of year	$190,081,746	$120,252,126
At end of year	$120,725,854	$190,081,746
(1)	Includes $13,151,305 of net realized gains from redemptions in-kind.
(2)	Includes $9,318,945 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Financial Highlights

	Class A
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$23.89	$16.26	$26.40	$31.15	$21.70
Income (Loss) From Operations
Net investment loss(1)	$(0.14)	$(0.08)	$(0.04)	$(0.09)	$(0.10)
Net realized and unrealized gain (loss)	4.68	8.32	(4.85)	0.36	12.26
Total income (loss) from operations	$4.54	$8.24	$(4.89)	$0.27	$12.16
Less Distributions
From net realized gain	$(1.53)	$(0.61)	$(5.25)	$(5.02)	$(2.71)
Total distributions	$(1.53)	$(0.61)	$(5.25)	$(5.02)	$(2.71)
Net asset value — End of year	$26.90	$23.89	$16.26	$26.40	$31.15
Total Return(2)	18.85%	51.23%	(18.71)%	(0.97)%	57.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,745	$31,801	$25,228	$43,385	$48,290
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.08%	1.09%	1.09%	1.01%	1.03%
Net expenses	1.05%(4)	1.07%(4)	1.09%(4)	1.01%	1.03%
Net investment loss	(0.52)%	(0.39)%	(0.21)%	(0.28)%	(0.38)%
Portfolio Turnover	23%	26%	30%	39%	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Financial Highlights — continued

	Class C
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$20.22	$13.94	$23.72	$28.48	$20.15
Income (Loss) From Operations
Net investment loss(1)	$(0.28)	$(0.19)	$(0.18)	$(0.30)	$(0.28)
Net realized and unrealized gain (loss)	3.96	7.08	(4.35)	0.38	11.32
Total income (loss) from operations	$3.68	$6.89	$(4.53)	$0.08	$11.04
Less Distributions
From net realized gain	$(1.53)	$(0.61)	$(5.25)	$(4.84)	$(2.71)
Total distributions	$(1.53)	$(0.61)	$(5.25)	$(4.84)	$(2.71)
Net asset value — End of year	$22.37	$20.22	$13.94	$23.72	$28.48
Total Return(2)	17.94%	50.14%	(19.34)%	(1.68)%	56.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,694	$8,410	$8,250	$15,700	$19,242
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.83%	1.84%	1.84%	1.76%	1.78%
Net expenses	1.80%(4)	1.82%(4)	1.84%(4)	1.76%	1.78%
Net investment loss	(1.27)%	(1.14)%	(0.96)%	(1.03)%	(1.13)%
Portfolio Turnover	23%	26%	30%	39%	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$24.94	$16.91	$27.15	$31.88	$22.12
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.07)	$(0.03)	$0.01	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	4.89	8.67	(5.00)	0.37	12.50
Total income (loss) from operations	$4.82	$8.64	$(4.99)	$0.36	$12.47
Less Distributions
From net investment income	$—	$—	$—	$(0.06)	$—
From net realized gain	(1.53)	(0.61)	(5.25)	(5.03)	(2.71)
Total distributions	$(1.53)	$(0.61)	$(5.25)	$(5.09)	$(2.71)
Net asset value — End of year	$28.23	$24.94	$16.91	$27.15	$31.88
Total Return(2)	19.18%	51.63%	(18.56)%	(0.68)%	57.52%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,288	$149,871	$86,774	$144,352	$258,365
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.83%	0.84%	0.84%	0.76%	0.78%
Net expenses	0.80%(4)	0.82%(4)	0.84%(4)	0.76%	0.78%
Net investment income (loss)	(0.26)%	(0.14)%	0.04%	(0.03)%	(0.13)%
Portfolio Turnover	23%	26%	30%	39%	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2025 and February 29, 2024 was as follows:
	Year Ended February 28, 2025	Year Ended February 29, 2024
Long-term capital gains	$6,896,404	$4,674,772
During the year ended February 28, 2025, distributable earnings was decreased by $31,125,706 and paid-in capital was increased by $31,125,706 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 28, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$24,766,291
Net unrealized appreciation	67,837,509
Distributable earnings	$92,603,800

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$53,206,638
Gross unrealized appreciation	$68,048,773
Gross unrealized depreciation	(211,264)
Net unrealized appreciation	$67,837,509
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 28, 2025, the investment adviser and administration fee amounted to $1,176,189 or 0.65% of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 28, 2025, the investment adviser and administration fee paid was reduced by $3,696 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2025. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $43,013 of the Fund's operating expenses for the year ended February 28, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2025, EVM earned $12,540 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,387 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2025 amounted to $87,652 for Class A shares.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2025, the Fund paid or accrued to EVD $65,154 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2025 amounted to $21,718 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2025, the Fund was informed that EVD received less than $100 and $808 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $41,103,315 and $126,797,429, respectively, for the year ended February 28, 2025. In-kind sales for the year ended February 28, 2025 aggregated $17,169,513.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on February 7, 2023. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	139,191	$ 3,681,263	215,846	$ 4,288,836
Issued to shareholders electing to receive payments of distributions in Fund shares	70,244	1,936,627	35,350	732,816
Redemptions	(212,053)	(5,669,563)	(471,607)	(8,761,082)
Net decrease	(2,618)	$ (51,673)	(220,411)	$(3,739,430)
Class C
Sales	65,548	$ 1,475,499	74,127	$ 1,269,304
Issued to shareholders electing to receive payments of distributions in Fund shares	24,857	570,960	15,601	274,266
Redemptions	(117,632)	(2,590,795)	(265,717)	(4,457,848)
Net decrease	(27,227)	$ (544,336)	(175,989)	$(2,914,278)

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	1,338,664	$ 37,611,534	2,717,369	$52,827,394
Issued to shareholders electing to receive payments of distributions in Fund shares	144,150	4,168,824	165,182	3,574,535
Redemptions	(4,789,210)	(138,247,507)	(2,004,061)	(40,378,986)
Net increase (decrease)	(3,306,396)	$(96,467,149)	878,490	$16,022,943
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,826,444 and $2,843,628, respectively. Collateral received was comprised of cash of $179,100 and U.S. government and/or agencies securities of $2,664,528. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$179,100	$ —	$ —	$ —	$179,100
The carrying amount of the liability for collateral for securities loaned at February 28, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2025.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

10  Affiliated  Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $792,629, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,434,718	$17,851,353	$(19,493,442)	$ —	$ —	$792,629	$128,604	792,629
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$120,072,418*	$ —	$ —	$120,072,418
Short-Term Investments:
Affiliated Fund	792,629	—	—	792,629
Securities Lending Collateral	179,100	—	—	179,100
Total Investments	$ 121,044,147	$ —	$ —	$121,044,147
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 15, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 28, 2025, the Fund designates approximately $833,071, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $47,750,778 or, if subsequently determined to be different, the net capital gain of such year.

EAFGX-NCSR    2.28.25

Eaton Vance
Focused Value Opportunities Fund
Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
Focused Value Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Portfolio of Investments

Common Stocks — 95.7%
Security	Shares	Value
Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	44,230	$ 5,264,697
		$ 5,264,697
Banks — 7.1%
Bank of America Corp.	156,583	$ 7,218,476
Wells Fargo & Co.	124,705	9,766,896
		$ 16,985,372
Beverages — 1.9%
Constellation Brands, Inc., Class A	26,006	$ 4,564,053
		$ 4,564,053
Biotechnology — 3.6%
AbbVie, Inc.	41,502	$ 8,675,163
		$ 8,675,163
Building Products — 2.9%
Johnson Controls International PLC	79,771	$ 6,833,184
		$ 6,833,184
Capital Markets — 2.9%
Charles Schwab Corp.	86,365	$ 6,868,609
		$ 6,868,609
Communications Equipment — 2.7%
Cisco Systems, Inc.	100,527	$ 6,444,786
		$ 6,444,786
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.(1)	47,988	$ 4,859,265
		$ 4,859,265
Containers & Packaging — 3.1%
Ball Corp.	141,764	$ 7,469,545
		$ 7,469,545
Electric Utilities — 2.9%
NextEra Energy, Inc.	97,107	$ 6,813,998
		$ 6,813,998
Security	Shares	Value
Electrical Equipment — 2.8%
Emerson Electric Co.	54,850	$ 6,670,309
		$ 6,670,309
Energy Equipment & Services — 2.7%
Baker Hughes Co.	145,784	$ 6,500,509
		$ 6,500,509
Entertainment — 4.0%
Walt Disney Co.	83,959	$ 9,554,534
		$ 9,554,534
Food Products — 2.3%
General Mills, Inc.	89,620	$ 5,432,764
		$ 5,432,764
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	48,392	$ 6,678,580
		$ 6,678,580
Hotels, Restaurants & Leisure — 3.4%
McDonald's Corp.	26,148	$ 8,062,213
		$ 8,062,213
Household Products — 3.2%
Clorox Co.	48,761	$ 7,625,733
		$ 7,625,733
Industrial Conglomerates — 3.6%
3M Co.	54,893	$ 8,515,002
		$ 8,515,002
Insurance — 9.5%
American International Group, Inc.	89,546	$ 7,426,945
Reinsurance Group of America, Inc.	35,411	7,177,456
Travelers Cos., Inc.	31,421	8,122,014
		$ 22,726,415
Interactive Media & Services — 1.8%
Alphabet, Inc., Class A	25,855	$ 4,402,589
		$ 4,402,589
Leisure Products — 2.2%
Hasbro, Inc.	80,875	$ 5,265,771
		$ 5,265,771

1
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Portfolio of Investments — continued

Security	Shares	Value
Life Sciences Tools & Services — 5.1%
Mettler-Toledo International, Inc.(1)	4,073	$ 5,183,789
Thermo Fisher Scientific, Inc.	13,118	6,938,897
		$ 12,122,686
Multi-Utilities — 3.0%
CMS Energy Corp.	98,846	$ 7,220,700
		$ 7,220,700
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	137,173	$ 8,178,254
Zoetis, Inc.	37,386	6,252,435
		$ 14,430,689
Professional Services — 2.6%
Robert Half, Inc.	104,630	$ 6,182,587
		$ 6,182,587
Residential REITs — 2.8%
Mid-America Apartment Communities, Inc.	39,625	$ 6,661,755
		$ 6,661,755
Semiconductors & Semiconductor Equipment — 4.2%
Intel Corp.	153,912	$ 3,652,332
Micron Technology, Inc.	69,301	6,488,652
		$ 10,140,984
Specialty Retail — 2.4%
Lithia Motors, Inc.	16,637	$ 5,730,448
		$ 5,730,448
Total Common Stocks (identified cost $189,690,656)		$228,702,940

Exchange-Traded Funds — 1.3%
Security	Shares	Value
Equity Funds — 1.3%
iShares U.S. Healthcare Providers ETF	63,300	$ 3,219,438
Total Exchange-Traded Funds (identified cost $3,229,376)		$ 3,219,438

Short-Term Investments — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(2)	6,801,555	$ 6,801,555
Total Short-Term Investments (identified cost $6,801,555)		$ 6,801,555
Total Investments — 99.9% (identified cost $199,721,587)		$238,723,933
Other Assets, Less Liabilities — 0.1%		$ 293,464
Net Assets — 100.0%		$239,017,397
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of February 28, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Statement of Assets and Liabilities

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $192,920,032)	$231,922,378
Affiliated investments, at value (identified cost $6,801,555)	6,801,555
Cash	1,416
Dividends receivable	358,770
Dividends receivable from affiliated investments	12,742
Receivable for Fund shares sold	202,564
Receivable from affiliates	38,522
Trustees' deferred compensation plan	11,104
Total assets	$239,349,051
Liabilities
Payable for Fund shares redeemed	$57,410
Payable to affiliates:
Investment adviser and administration fee	120,048
Distribution and service fees	8,401
Sub-transfer agency fee	3,016
Trustees' deferred compensation plan	11,104
Payable for custodian fee	39,566
Payable for transfer and dividend disbursing agent fees	22,259
Payable for legal and accounting services	44,588
Accrued expenses	25,262
Total liabilities	$331,654
Net Assets	$239,017,397
Sources of Net Assets
Paid-in capital	$192,599,384
Distributable earnings	46,418,013
Net Assets	$239,017,397
Class A Shares
Net Assets	$16,477,691
Shares Outstanding	812,487
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.28
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$21.40
Class C Shares
Net Assets	$6,894,373
Shares Outstanding	352,294
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.57
Class I Shares
Net Assets	$215,645,333
Shares Outstanding	10,572,907
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.40
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Statement of Operations

Year Ended
February 28, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $11,629)	$5,119,862
Dividend income from affiliated investments	203,668
Total investment income	$5,323,530
Expenses
Investment adviser and administration fee	$1,724,234
Distribution and service fees:
Class A	41,104
Class C	67,484
Trustees’ fees and expenses	16,489
Custodian fee	74,713
Transfer and dividend disbursing agent fees	126,244
Legal and accounting services	58,263
Printing and postage	19,953
Registration fees	61,400
ReFlow liquidity program fees	54,273
Miscellaneous	21,435
Total expenses	$2,265,592
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$187,568
Total expense reductions	$187,568
Net expenses	$2,078,024
Net investment income	$3,245,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$35,068,182(1)
Net realized gain	$35,068,182
Change in unrealized appreciation (depreciation):
Investments	$(3,137,693)
Net change in unrealized appreciation (depreciation)	$(3,137,693)
Net realized and unrealized gain	$31,930,489
Net increase in net assets from operations	$35,175,995
(1)	Includes $11,321,634 of net realized gains from redemptions in-kind.
4
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,245,506	$3,645,318
Net realized gain	35,068,182(1)	5,118,733
Net change in unrealized appreciation (depreciation)	(3,137,693)	13,862,486
Net increase in net assets from operations	$35,175,995	$22,626,537
Distributions to shareholders:
Class A	$(999,628)	$(457,473)
Class C	(402,911)	(126,348)
Class I	(13,556,213)	(7,243,058)
Total distributions to shareholders	$(14,958,752)	$(7,826,879)
Transactions in shares of beneficial interest:
Class A	$(509,946)	$(3,504,842)
Class C	257,073	(881,725)
Class I	(50,282,875)	(26,153,953)
Net decrease in net assets from Fund share transactions	$(50,535,748)	$(30,540,520)
Net decrease in net assets	$(30,318,505)	$(15,740,862)
Net Assets
At beginning of year	$269,335,902	$285,076,764
At end of year	$239,017,397	$269,335,902
(1)	Includes $11,321,634 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Financial Highlights

	Class A
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$19.06	$18.08	$19.40	$18.07	$15.22
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.20	$0.19	$0.19	$0.19
Net realized and unrealized gain (loss)	2.34	1.28	(0.82)	3.01	3.15
Total income (loss) from operations	$2.55	$1.48	$(0.63)	$3.20	$3.34
Less Distributions
From net investment income	$(0.23)	$(0.17)	$(0.13)	$(0.20)	$(0.14)
From net realized gain	(1.10)	(0.33)	(0.56)	(1.67)	(0.35)
Total distributions	$(1.33)	$(0.50)	$(0.69)	$(1.87)	$(0.49)
Net asset value — End of year	$20.28	$19.06	$18.08	$19.40	$18.07
Total Return(2)	13.27%	8.38%	(3.30)%	18.11%	22.49%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,478	$15,921	$18,635	$22,658	$12,136
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.06%	1.04%	1.06%	1.07%	1.11%
Net expenses	0.99%(4)	0.99%(4)	1.01%(4)	1.05%	1.05%
Net investment income	1.03%	1.13%	1.01%	0.92%	1.25%
Portfolio Turnover	88%	97%	113%	87%	120%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).
6
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Financial Highlights — continued

	Class C
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$18.44	$17.51	$18.87	$17.65	$14.92
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.07	$0.04	$0.03	$0.07
Net realized and unrealized gain (loss)	2.26	1.22	(0.79)	2.94	3.08
Total income (loss) from operations	$2.32	$1.29	$(0.75)	$2.97	$3.15
Less Distributions
From net investment income	$(0.09)	$(0.03)	$(0.05)	$(0.08)	$(0.07)
From net realized gain	(1.10)	(0.33)	(0.56)	(1.67)	(0.35)
Total distributions	$(1.19)	$(0.36)	$(0.61)	$(1.75)	$(0.42)
Net asset value — End of year	$19.57	$18.44	$17.51	$18.87	$17.65
Total Return(2)	12.48%	7.53%	(4.02)%	17.21%	21.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,894	$6,264	$6,830	$5,575	$3,205
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.81%	1.79%	1.81%	1.82%	1.86%
Net expenses	1.74%(4)	1.74%(4)	1.76%(4)	1.80%	1.80%
Net investment income	0.29%	0.38%	0.20%	0.18%	0.44%
Portfolio Turnover	88%	97%	113%	87%	120%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).
7
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$19.16	$18.18	$19.51	$18.15	$15.28
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.25	$0.23	$0.24	$0.22
Net realized and unrealized gain (loss)	2.37	1.28	(0.82)	3.03	3.17
Total income (loss) from operations	$2.63	$1.53	$(0.59)	$3.27	$3.39
Less Distributions
From net investment income	$(0.29)	$(0.22)	$(0.18)	$(0.24)	$(0.17)
From net realized gain	(1.10)	(0.33)	(0.56)	(1.67)	(0.35)
Total distributions	$(1.39)	$(0.55)	$(0.74)	$(1.91)	$(0.52)
Net asset value — End of year	$20.40	$19.16	$18.18	$19.51	$18.15
Total Return(2)	13.60%	8.67%	(3.12)%	18.45%	22.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$215,645	$247,151	$259,612	$247,117	$246,625
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.81%	0.79%	0.81%	0.82%	0.86%
Net expenses	0.74%(4)	0.74%(4)	0.76%(4)	0.80%	0.80%
Net investment income	1.26%	1.39%	1.22%	1.18%	1.42%
Portfolio Turnover	88%	97%	113%	87%	120%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).
8
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an
9

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2025 and February 29, 2024 was as follows:
	Year Ended February 28, 2025	Year Ended February 29, 2024
Ordinary income	$3,619,411	$3,017,866
Long-term capital gains	$11,339,341	$4,809,013
During the year ended February 28, 2025, distributable earnings was decreased by $17,925,663 and paid-in capital was increased by $17,925,663 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 28, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 423,885
Undistributed long-term capital gains	7,224,979
Net unrealized appreciation	38,769,149
Distributable earnings	$46,418,013
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$199,954,784
Gross unrealized appreciation	$40,379,308
Gross unrealized depreciation	(1,610,159)
Net unrealized appreciation	$38,769,149
10

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 28, 2025, the investment adviser and administration fee amounted to $1,724,234 or 0.65% of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 28, 2025, the investment adviser and administration fee paid was reduced by $5,981 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74% and 0.74% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2025. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $181,587 of the Fund's operating expenses for the year ended February 28, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2025, EVM earned $5,925 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,209 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2025 amounted to $41,104 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2025, the Fund paid or accrued to EVD $50,613 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2025 amounted to $16,871 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
11

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $230,695,370 and $264,481,375, respectively, for the year ended February 28, 2025. In-kind sales for the year ended February 28, 2025 aggregated $33,472,613.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on March 22, 2024. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	105,265	$ 2,145,915	73,096	$ 1,318,350
Issued to shareholders electing to receive payments of distributions in Fund shares	48,406	999,087	25,518	455,740
Redemptions	(176,625)	(3,654,948)	(293,924)	(5,278,932)
Net decrease	(22,954)	$ (509,946)	(195,310)	$ (3,504,842)
Class C
Sales	59,127	$ 1,185,563	25,747	$ 449,092
Issued to shareholders electing to receive payments of distributions in Fund shares	20,196	402,911	7,299	126,348
Redemptions	(66,627)	(1,331,401)	(83,532)	(1,457,165)
Net increase (decrease)	12,696	$ 257,073	(50,486)	$ (881,725)
Class I
Sales	4,691,718	$ 96,965,945	4,099,808	$ 73,312,985
Issued to shareholders electing to receive payments of distributions in Fund shares	653,413	13,551,792	403,280	7,238,879
Redemptions	(7,671,515)	(160,800,612)	(5,887,239)	(106,705,817)
Net decrease	(2,326,384)	$(50,282,875)	(1,384,151)	$(26,153,953)
At February 28, 2025, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 46.0% of the value of the outstanding shares of the Fund.
12

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2025.
9  Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,801,555, which represents 2.9% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,227,553	$122,959,206	$(119,385,204)	$ —	$ —	$6,801,555	$203,668	6,801,555
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$228,702,940*	$ —	$ —	$228,702,940
Exchange-Traded Funds	3,219,438	—	—	3,219,438
Short-Term Investments	6,801,555	—	—	6,801,555
Total Investments	$ 238,723,933	$ —	$ —	$238,723,933
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
13

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 15, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
14

Eaton Vance
Focused Value Opportunities Fund
February 28, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 28, 2025, the Fund designates approximately $4,329,389, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $22,488,047 or, if subsequently determined to be different, the net capital gain of such year.
15

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EAFVX-NCSR    2.28.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: April 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025